Financial Investments - HSBC Holdings, Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 3,117,161	$ 2,923,319
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	182,089	153,973
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	23,445	22,148
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	158,644	131,825
HSBC Holdings
Disclosure of financial assets [line items]
Financial assets	133,493	119,683
HSBC Holdings | Debt securities
Disclosure of financial assets [line items]
Financial assets	15,470	10,328
HSBC Holdings | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	15,470	10,328
HSBC Holdings | Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	15,470	9,556
HSBC Holdings | Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 772